Income Taxes - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	35.00%	35.00%
State taxes, net of federal benefit	(0.10%)	0.80%	(1.00%)
Foreign income taxed at different rates	(3.10%)	(25.70%)	(23.20%)
Stock-based compensation expense	(4.10%)	(0.80%)	1.60%
Tax credits	(2.10%)	(1.40%)	(1.00%)
Change in valuation allowances	0.00%	1.40%	0.50%
U.S. tax reform (the Tax Act)	0.90%	8.20%	0.00%
Other	0.90%	0.90%	2.20%
Effective income tax rate	13.40%	18.40%	14.10%